RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 8,515,398	$ 6,075,325
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	8,515,398	6,075,325
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(7,636,069)	(5,179,714)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(80,775)	(50,982)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	798,554	844,629
Derivatives
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,056,736	1,006,844
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,056,736	1,006,844
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(28,587)	(10,116)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(80,775)	(50,982)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	947,374	945,746
Repurchase Agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	7,458,662	5,068,481
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7,458,662	5,068,481
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(7,607,482)	(5,169,598)
Net financial liabilities (assets) subject to offsetting, enforceable master netting arrangements or similar agreements	$ (148,820)	$ (101,117)